Laurene E. MacElwee
Vice President
Office: (949) 219-3233
Fax: (949) 719-0804
E-mail Laurene.MacElwee@PacificLife.com
April 18, 2011
Via Electronic Transmission
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Pacific Life Funds (File Nos. 333-61366, 811-10385)
Dear Sir or Madam:
On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 67 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed for purposes of adding Class C Shares to the PL Income Fund, changing the Manager on the PL Short Duration Bond Fund and to comply with Form N-1A requirements.
Certain information that was not available at the time of this filing (e.g. number of accounts and other accounts managed) will be added in a 485(b) filing.
As the facing sheet indicates, PEA No. 67 is scheduled to become effective sixty (60) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
/s/ Laurene E. MacElwee
cc: Robin S. Yonis, Fund Counsel
      Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)